Offerings - Offering: 1	Feb. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,986,794
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 33,775,498.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,664.40
Offering Note	(1a) Represents only the additional number of shares being registered and includes 259,147 shares of common stock that may be sold if the underwriters exercise their option to purchase additional shares of common stock. Does not include the securities that the registrant previously registered on the Registration Statement on Form S-1, as amended (File No. 333-292657). (1b) The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price. (1c) The registrant previously registered securities having a proposed maximum aggregate offering price of $245,640,000 on a Registration Statement on Form S-1 (File No. 333-292657), which was declared effective by the Securities and Exchange Commission on January 30, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $33,775,498 is hereby registered, which includes shares of common stock that may be sold if the underwriters exercise their option to purchase additional shares of common stock.